As filed with the Securities and Exchange Commission on June 4, 2015
1933 Act Registration No. 333-193272
1940 Act Registration No. 811-08517

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 2 /X/

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 441 /X/

Lincoln Life Variable Annuity Account N
(Exact Name of Registrant)

Lincoln Investor Advantage®

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

1300 South Clinton Street
Post Office Box 1110
Fort Wayne, Indiana 46801
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, Including Area Code: (260) 455-2000

Adam C. Ciongoli, Esquire
The Lincoln National Life Insurance Company
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Name and Address of Agent for Service)

Copy to:

Scott C. Durocher, Esquire
The Lincoln National Life Insurance Company
350 Church Street
Hartford, Connecticut 06103

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/ / on _________, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/x/ on August 21, 2015, pursuant to paragraph (a)(1) of Rule 485

Title of Securities being registered:
Interests in a separate account under individual flexible
payment deferred variable annuity contracts.

The Lincoln National Life Insurance Company

Lincoln Life Variable Annuity Account N
Lincoln Investor Advantage® Variable Annuity

Supplement dated August ___, 2015 to the Prospectus dated May 1, 2015

This supplement to the prospectus for your individual variable annuity contract describes Scheduled Income Advantage, available beginning September XX, 2015 (October XX, 2015 for existing Contractowners), or when available in your state. This supplement is for informational purposes and requires no action on your part unless you wish to elect Scheduled Income Advantage.

Expense Tables: There is no charge for the Scheduled Income Advantage annuity payout option. The mortality and expense risk charge and administrative charge, the annual account fee, and the Large Account Credit continue to apply while this option is in effect. The mortality and expense risk charge and administrative charge will not be reduced on or after the Annuity Commencement Date.

Special Terms: The following term will be added to the Special Terms section:

Scheduled Payments – Scheduled Payments are variable annuity payouts under Scheduled Income Advantage that are made for a defined period of time. They are calculated once a year, on the annual payment date anniversary, and are adjusted for increases or decreases in Contract Value, additional withdrawals and any deduction for premium taxes. Scheduled Payments are taken on a proportional basis from the fixed and variable Subaccounts.

Summary of Common Questions – The following paragraph is inserted in the “Summary of Common Questions” section of the prospectus.

What is Scheduled Income Advantage? Scheduled Income Advantage is a variable annuity payout option available for nonqualified contracts that allows you to have access to your Contract Value during the annuity payout phase of your contract, including the flexibility to allocate funds, take additional withdrawals, or fully surrender the contract. If you have investment gain in your Contract, Scheduled Income Advantage may provide a more tax efficient payment stream compared to taking periodic withdrawals or other systematic withdrawals in that each payment is a combination of both investment gain and return of the cost basis. There is no additional charge for Scheduled Income Advantage.

Annuity Payouts - The following section is inserted immediately prior to the General Information paragraph of Annuity Payouts – Annuity Options section of the prospectus.

Scheduled Income Advantage. Scheduled Income Advantage is an annuity payout option that provides scheduled variable payments for a defined period of time. If you elect this payout option, you will still have access to your Contract Value, which means you may surrender the contract, make withdrawals, retain your accumulation units, make transfers between the fixed and variable subaccounts, and have a Death Benefit. You may elect this option at the time of application or at any time thereafter before another Annuity Payout option, including i4LIFE® Advantage, has been elected. Once Scheduled Payments begin, this option is irrevocable. Your payment amount will be calculated each year based on your Contract Value. Accordingly, your payments may increase or decrease based upon the performance of your underlying Subaccounts.

If you have investment gain in your Contract, Scheduled Income Advantage may provide a more tax efficient payment stream compared to taking periodic withdrawals or other systematic withdrawals. Each payment is a combination of both investment gain and return of the cost basis. Before electing this option, we strongly advise that you consult with your registered representative and tax advisor to determine whether or not Scheduled Income Advantage is best suited to your retirement and income needs. In the event you exhaust your cost basis, the full amount of your remaining payments will be taxable. The surrender of the contract will have tax implications. See Federal Tax Matters in your prospectus for more information.

Eligibility. Scheduled Income Advantage is available with nonqualified contracts only. The annuitant and secondary life must be at least age 59½ and not older than age 80 at the time of the first payment.

You may not select Scheduled Income Advantage if you have previously elected another annuity payout option, including i4LIFE® Advantage. Scheduled Income Advantage may not be available for election in the future as we reserve the right not to offer it. The availability of Scheduled Income Advantage will depend upon your state’s approval of this payout option. If you prefer to receive lifetime income rather than payments for a defined period of time, you should consider electing i4LIFE® Advantage instead of Scheduled Income Advantage.

Your entire Contract Value must be used to fund Scheduled Income Advantage. Minimum and maximum purchase payment rules from your base contract will apply.  Additional Purchase Payments will not be accepted beginning the day the first Scheduled Payment is calculated and paid.

At the time of election, you will need to choose:

•	the length of the payment period, subject to the minimum and maximum limitations;
•	the frequency of your annuity payments;
•	the payment date (day of the month you wish to receive payments); and
•	whether to receive payments on a single life or joint life basis.

Payment period. You will choose the length of time in years that Scheduled Payments are made. This payment period cannot be changed. The maximum period over which payments will be made and cost basis returned is the difference between the annuitant’s age at the time the payment option is elected and age [age is TBD and will be filed by amendment] (or the younger of the annuitant or secondary life if joint life option is chosen).  Under both the single and joint life options, the minimum payment period is 10 years. If your Contract Value is reduced to zero, the payment period will end.

Payment frequency. You may select the frequency of your annuity payments (monthly, quarterly, semiannual or annual). The payment frequency cannot be changed. The payment frequency will affect the dollar amount of each Scheduled Payment. For example, a more frequent payment schedule will reduce the dollar amount of each payment. If a payment frequency is not chosen, the quarterly frequency will apply.

Payment date. You may request to have your payments made on any day of the month from the 1st through the 28th day.  Payments will continue to be made on the same day of the month as the initial payment (or the next following Valuation Date if that day is not a Valuation Date). A change in the payment date may be requested at any time and will be effective upon the next Scheduled Payment date. If no payment date is selected, Lincoln will begin Scheduled Payments on the same day we receive the request in Good Order to elect Scheduled Income Advantage (unless that date is the 29th, 30th, or 31st of the month). The payment year is each 12-month period starting with the initial payment date and each subsequent payment date anniversary. The payment date anniversary is the same calendar day as the initial payment, each calendar year, if such date is a Valuation Date. If in any calendar year, such calendar day is not a Valuation Date, the payment date anniversary shall be the first Valuation Date following such calendar day.

Single and joint life option.  Under the single life option, the payment period is measured by the life of the annuitant. Under the joint life option, the payment period is measured by the age of the younger of the annuitant and the secondary life.  Your single or joint life election is irrevocable once Scheduled Payments begin.

Scheduled Payment. Scheduled Payments are annuity payouts made for a defined period of time chosen by you.  Scheduled Payments are calculated once a year, on the annual payment date anniversary, and are adjusted for Contract Value, additional withdrawals and any deduction for premium taxes. Scheduled Payments are taken on a proportional basis from the Subaccounts and the fixed account, if any.

The initial Scheduled Payment is calculated by dividing the Contract Value by the length of the payment period, and then by the payment frequency. For example, assume your Contract Value is $200,000, and you elect a 25-year payment period with quarterly payments:

$200,000 / 25 years = $8,000 annual amount / 4 = $2,000 quarterly Scheduled Payment

Subsequent Scheduled Payments are calculated by dividing the Contract Value by the number of years remaining in the payment period, and then by the payment frequency. For example, to calculate the Scheduled Payment on the 2nd payment date anniversary (with 23 years remaining in the payment period), assume your Contract Value is now $185,500:

$185,500 / 23 years = $8,065 annual amount / 4 = $2,016 quarterly Scheduled Payment

Your Contract Value will be reduced on a dollar-for-dollar basis by each Scheduled Payment. Scheduled Payments will be deducted proportionately from the Subaccounts, and the fixed account, if any, you have elected. If your remaining Contract Value is less than or equal to the Scheduled Payment amount on the date it is due, even if this occurs before the end of your payment period, we will pay you the entire amount of the remaining Contract Value and your Contract will terminate. In addition, if the remaining Contract Value is greater than the Scheduled Payment amount on the date the final payment is due, we will pay you your remaining Contract Value and the Contract will terminate. Scheduled Payments are not subject to surrender charges.

Withdrawals. You may take withdrawals from your Contract Value in addition to your Scheduled Payments. Any withdrawals you take will reduce you Contract Value on a dollar-for-dollar basis. In addition, any withdrawals will reduce your Scheduled Payments under Scheduled Income Advantage at the next calculation date. Any withdrawals (other than Scheduled Payments) will be subject to applicable surrender charges.

Death Benefit. The Account Value Death Benefit will still apply during the Payment Period. Scheduled Payments and withdrawals will reduce the amount of your Death Benefit on a dollar-for-dollar basis. If a Beneficiary elects to continue the Contract upon the death of the Contractowner, Scheduled Payments must continue at least as rapidly as the deceased Contractowner received them.

Compared to i4LIFE® Advantage. i4LIFE® Advantage is an optional Annuity Payout rider available under this contract that provides for Regular Income Payments for life, subject to certain conditions. Scheduled Income Advantage does not provide for lifetime payments as your payments will only continue until your Account Value is depleted.  There is an additional charge for i4LIFE® Advantage, whereas there is no additional charge for Scheduled Income Advantage. Please consult with your registered representative to determine which option best fits your income and retirement needs.

Termination.
•	If the entire Contract Value is withdrawn, the contract will terminate. This decision may result in tax implications.
•
If the Contract Value, less applicable premium taxes, is less than or equal to the amount of any Scheduled Payment on the payment date, the entire amount of Contract Value, less applicable premium taxes, will be paid and the contract will terminate.

•
If the Contract Value, less applicable premium taxes, is greater than the amount of the last Scheduled Payment on the payment date, the last Scheduled Payment will be equal to the entire Contract Value, less applicable premium taxes, and the contract will terminate

Please keep this Supplement for future reference.

PART A

The prospectus for the Lincoln Investor Advantage variable annuity contract is incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193272) filed on April 28, 2015.

PART B

The Statement of Additional Information for the Lincoln Investor Advantage variable annuity contract is incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193272) filed on April 28, 2015.

Lincoln Life Variable Annuity Account N

PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

1. Part A

The Table of Condensed Financial Information is incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193272) filed on April 28, 2015.

2. Part B

The following financial statements for the Variable Account are incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193272) filed on April 28, 2015.

Statement of Assets and Liabilities - December 31, 2014
Statement of Operations - Year ended December 31, 2014
Statements of Changes in Net Assets - Years ended December 31, 2014 and 2013
Notes to Financial Statements - December 31, 2014
Report of Independent Registered Public Accounting Firm

3. Part B

The following consolidated financial statements for The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193272) filed on April 28, 2015.

Consolidated Balance Sheets - Years ended December 31, 2014 and 2013
Consolidated Statements of Comprehensive Income (Loss) - Years ended December 31, 2014, 2013 and 2012
Consolidated Statements of Stockholder’s Equity - Years ended December 31, 2014, 2013 and 2012
Consolidated Statements of Cash Flows - Years ended December 31, 2014, 2013 and 2012
Notes to Consolidated Financial Statements - December 31, 2014
Report of Independent Registered Public Accounting Firm

(b) List of Exhibits

(1) Resolutions of the Board of Directors of The Lincoln National Life Insurance Company establishing Separate Account N incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-40937) filed on November 25, 1997.

(2) Not Applicable

(3)(a) Broker-Dealer Selling Agreement among The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York and Lincoln Financial Distributors, Inc. incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-170897) filed on April 8, 2011.

(b) Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

(4)(a) Annuity Contract (30070-B) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

(b) Contract Specifications (30070-CD-B) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-193272) filed on January 10, 2014.

(c) Large Account Credit Rider (AR-568) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-193272) filed on January 10, 2014.

(d) Annuity Payment Option Rider (32147) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

(e) DCA Fixed Account Rider (32145) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-135039) filed on June 15, 2006.

(f) IRA Contract Amendment (28877) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 40937) filed on April 24, 2003.

(g) Variable Annuity Death Benefit Rider (DB-8) (To Be Filed by Amendment)

(h) Contract Benefit Data (CBD 8/10) (To Be Filed by Amendment)

(i) Variable Annuity Payment Option Rider (I4LA-NQ 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(j) Variable Annuity Payment Option Rider (I4LA-Q 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(k) Contract Amendment – Maturity Date (AR-554 10/14) incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-181616) filed on April 8, 2015.

(5) Application (AN06747-LIA) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-193272) filed on May 16, 2014.

(6)(a) Articles of Incorporation of The Lincoln National Life Insurance Company incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-04999) filed on September 24, 1996.

(b) By-laws of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-118478) filed on April 5, 2007.

(7) Not Applicable

(8)(a) Fund Participation Agreements and Amendments between The Lincoln National Life Insurance Company and:

(i) AIM (Invesco) Variable Insurance Funds (Invesco Variable Insurance Funds) incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.

(ii) AllianceBernstein Variable Products Series Fund incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.

(iii) ALPS Variable Investment Trust

(iv) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.

(v) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011.

(vi) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.

(vii) Deutsche (fka DWS) Variable Series II incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.

(viii) Eaton Vance Variable Trust incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-193272) filed on May 16, 2014.

(ix) Fidelity Variable Insurance Products Fund incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.

(x) First Trust Variable Insurance Trust and First Trust Portfolios, L.P. incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-193272) filed on May 16, 2014.

(xi) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.

(xii) Goldman Sachs Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.

(xiii) Hartford Funds Management Company, LLC, Harford Funds Distributors, LLC, and Hartford Administrative Services Company incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-193272) filed on May 16, 2014.

(xiv) Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc. incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-193272) filed on May 16, 2014.

(xv) JPMorgan Insurance Trust

(xvi) Legg Mason Partners Variable Equity Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.

(xvii) Lincoln Variable Insurance Products Trust

(xviii) Lord Abbott Series Fund, Inc. incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-138190) filed on April 7, 2009.

(xix) MFS® Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.

(xx) Oppenheimer Variable Account Funds incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.

(xxi) PIMCO Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.

(xxii) Putnam Variable Trust

(xxiii) Rydex Variable Trust and Guggenheim Funds Distributors, LLC incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193272) filed on April 28, 2015.

(xxiv) SEI Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193272) filed on April 28, 2015.

(xxv) Transparent Value Trust incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193272) filed on April 28, 2015.

(xxvi) The Universal Institutional Funds, Inc. (Morgan Stanley) incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.

(xxvii) Van Eck VIP Trust incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193272) filed on April 28, 2015.

(xxviii) Virtus Variable Insurance Trust and VP Distributors, LLC incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193272) filed on April 28, 2015.

(b) Rule 22c-2 Agreements between The Lincoln National Life Insurance Company and:

(i) AIM Variable Insurance Funds incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(ii) ALPS Variable Investment Trust incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193272) filed on April 28, 2015.

(iii) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(iv) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-68842) filed on June 22, 2009.

(v) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 57 (File No. 333-36316) filed on March 30, 2012.

(vi) Fidelity Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(vii) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(viii) Guggenheim Funds Distributors, LLC incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-193272) filed on May 16, 2014.

(ix) Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-193272) filed on May 16, 2014.

(x) Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc. incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-193272) filed on May 16, 2014.

(xi) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(xii) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(xiii) Oppenheimer Variable Account Funds incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-138190) filed on April 7, 2009.

(xiv) Putnam Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(xv) Van Eck Securities Corporation incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193272) filed on April 28, 2015.

(c) Accounting and Financial Administration Services Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York is incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.

(9) Opinion and Consent of Scott C. Durocher, Senior Counsel of The Lincoln National Life Insurance Company, as to the legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-193272) filed on May 16, 2014.

(10)(a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm (To Be Filed by Amendment)

(b) Power of Attorney - Principal Officers and Directors of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193272) filed on April 28, 2015.

(11) Not applicable

(12) Not applicable

(13) Organizational Chart of the Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.

Item 25. Directors and Officers of the Depositor

The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Lincoln Life Variable Annuity Account N as well as the contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.

Name	Positions and Offices with Depositor
Charles A. Brawley, III**	Senior Vice President, Associate General Counsel and Secretary
Ellen G. Cooper**	Executive Vice President, Chief Investment Officer and Director
Jeffrey D. Coutts**	Senior Vice President and Treasurer
Randal J. Freitag**	Executive Vice President, Chief Financial Officer and Director
Wilford H. Fuller**	Executive Vice President and Director
Dennis R. Glass**	President and Director
Mark E. Konen**	Executive Vice President and Director
Douglas N. Miller**	Senior Vice President, Chief Accounting Officer and Controller
Keith J. Ryan*	Vice President and Director

*Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802
**Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners

As of May 31, 2015 there were 336,175 contract owners under Account N.

Item 28. Indemnification

a) Brief description of indemnification provisions.

In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life or Company) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a) Lincoln Financial Distributors, Inc. (“LFD”) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JL-A; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Variable Insurance Products Trust; Lincoln Advisors Trust.

(b) Officers and Directors of Lincoln Financial Distributors, Inc.:

Name	Positions and Offices with Underwriter
Patrick J. Caulfield**	Vice President, Chief Compliance Officer and Senior Counsel
Jeffrey D. Coutts*	Senior Vice President and Treasurer
Wilford H. Fuller*	President, Chief Executive Officer and Director
Elizabeth M. O’Brien*	Senior Vice President and Director
Thomas P. O'Neill*	Senior Vice President, Chief Operating Officer and Director
Nancy A. Smith*	Secretary
Vacant	Vice President and Chief Financial Officer

*Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
**Principal Business address is 350 Church Street, Hartford, CT 06103

(c) N/A

Item 30. Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

(d) The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment No. 2 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 4th day of June, 2015.

Lincoln Life Variable Annuity Account N (Registrant) Lincoln Investor Advantage®
By:	/s/ Kimberly A. Genovese Kimberly A.Genovese Assistant Vice President, The Lincoln National Life Insurance Company (Title)
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY (Depositor)
By:	/s/ Stephen R. Turer Stephen R. Turer (Signature-Officer of Depositor) Vice President, The Lincoln National Life Insurance Company (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on June 4, 2015.

Signature	Title
* Dennis R. Glass	President and Director (Principal Executive Officer)
* Ellen Cooper	Executive Vice President, Chief Investment Officer and Director
* Randal J. Freitag	Executive Vice President, Chief Financial Officer and Director (Principal Financial Officer)
Wilford H. Fuller	Executive Vice President and Director
* Mark E. Konen	Executive Vice President and Director
* Keith J. Ryan	Vice President and Director
*By: /s/ Kimberly A.Genovese Kimberly A.Genovese	Pursuant to a Power of Attorney